SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard C. Mathes               New York, NY           04/16/2012
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                               -------------

Form 13F Information Table Entry Total:         84
                                               -------------

Form 13F Information Table Value Total:        $97,511
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

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                                             Form 13F Information Table

                Column 1                  Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                --------                  --------    --------- -------- ---------------- ---------- -------- --------------------
                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----

1   Activision Blizzard In.             COM          00507V109     269   21,000   SH         SOLE              21,000
2   Agco Corp                           COM          001084102   1,861   39,425   SH         SOLE              39,425
3   Amazon Com Inc                      COM          023135106   3,745   18,492   SH         SOLE              18,492
4   Apple Inc.                          COM          037833100   8,375   13,968   SH         SOLE              13,968
5   Applied Matls Inc                   COM          038222105     199   16,000   SH         SOLE              16,000
6   B & G Foods Inc                     COM          05508R106     374   16,600   SH         SOLE              16,600
7   Baidu Com Inc.                      Spons. ADR   056752108     714    4,901   SH         SOLE               4,901
8   Baker Hughes Inc.                   COM          057224107   1,158   27,602   SH         SOLE              27,602
9   Boeing Co                           COM          097023105   2,032   27,320   SH         SOLE              27,320
10  BP Plc                              Spons. ADR   055622104     316    7,025   SH         SOLE               7,025
11  Broadcom Corp.                      Cl. A        111320107   2,439   62,070   SH         SOLE              62,070
12  Carnival Corp                       Paired CTF   143658300     569   17,725   SH         SOLE              17,725
13  Caterpillar Inc Del                 COM          149123101   2,293   21,530   SH         SOLE              21,530
14  Cheesecake Factory Inc.             COM          163072101     529   18,000   SH         SOLE              18,000
15  Chevron Corp.                       COM          166764100   2,511   23,418   SH         SOLE              23,418
16  Chipotle Mexican Grill              Cl. A        169656105     763    1,825   SH         SOLE               1,825
17  Chubb Corp                          COM          171232101   1,569   22,700   SH         SOLE              22,700
18  Cisco Systems Inc                   COM          17275R102     202    9,563   SH         SOLE               9,563
19  Cliffs Natural Resources Inc.       COM          18683K100     644    9,300   SH         SOLE               9,300
20  Coca Cola Co.                       COM          191216099     556    7,510   SH         SOLE               7,510
21  Coca-Cola Femsa S A                 Spons. ADR   191241107     350    3,300   SH         SOLE               3,300
22  ConocoPhillips                      COM          20825C104   1,919   25,245   SH         SOLE              25,245
23  Consolidated Edison Inc             COM          209115104     226    3,875   SH         SOLE               3,875
24  Cummins Inc                         COM          231021106     423    3,525   SH         SOLE               3,525
25  Deere & Co                          COM          244199105   1,854   22,918   SH         SOLE              22,918
26  Du Pont E I De Nemours              COM          263534109   1,948   36,830   SH         SOLE              36,830
27  EBAY Inc                            COM          278642103   1,087   29,456   SH         SOLE              29,456
28  Enbridge Energy Partners            COM          29250R106     202    6,525   SH         SOLE               6,525
29  Exxon Mobil Corp                    COM          30231G102   2,538   29,265   SH         SOLE              29,265
30  Fedex Corp.                         COM          31428X106   1,998   21,730   SH         SOLE              21,730
31  General Mills Inc.                  COM          370334104   1,918   48,615   SH         SOLE              48,615
32  Google Inc                          Cl. A        38259P508   1,828    2,850   SH         SOLE               2,850
33  Greenbrier Cos Inc                  COM          393657101   1,451   73,320   SH         SOLE              73,320
34  Harley Davidson Inc                 COM          412822108     912   18,578   SH         SOLE              18,578
35  Health Care Inc REIT                COM          42217K106     236    4,300   SH         SOLE               4,300
36  Herbalife Ltd.                      COM          G4412G101     275    4,000   SH         SOLE               4,000
37  Hershey Co.                         COM          427866108     423    6,899   SH         SOLE               6,899
38  International Business Machines     COM          459200101   2,508   12,022   SH         SOLE              12,022
39  J P Morgan Chase & Co               COM          46625H100   2,259   49,125   SH         SOLE              49,125
40  Johnson & Johnson                   COM          478160104   1,984   30,074   SH         SOLE              30,074
41  Kinder Morgan Energy UT LP          COM          494550106   1,149   13,887   SH         SOLE              13,887
42  Markwest Energy Partners LP         COM          570759100     359    6,135   SH         SOLE               6,135
43  Microchip Technology                COM          595017104     255    6,850   SH         SOLE               6,850
44  Mosaic Company (THE)                COM          61945C103     434    7,850   SH         SOLE               7,850
45  National Oilwell Varco Inc          COM          637071101     326    4,100   SH         SOLE               4,100
46  Nucor Corp.                         COM          670346105     738   17,175   SH         SOLE              17,175
47  Oceaneering Int'l. Inc.             COM          675232102   1,021   18,950   SH         SOLE              18,950
48  OGE Energy Corp                     COM          670837103   1,526   28,530   SH         SOLE              28,530
49  Oracle Corp                         COM          68389X105     210    7,200   SH         SOLE               7,200
50  Paccar Inc                          COM          693718108   1,943   41,493   SH         SOLE              41,493
51  Pan American Silver Corp            COM          697900108     203    9,200   SH         SOLE               9,200
52  Panera Bread Co                     Cl. A        69840W108     426    2,650   SH         SOLE               2,650
53  Parker Hannifin Corp                COM          701094104   1,721   20,359   SH         SOLE              20,359
54  Pepsico Inc                         COM          713448108   1,888   28,456   SH         SOLE              28,456
55  Permian Basin Rlty Trst             COM          714236106     277   12,130   SH         SOLE              12,130
56  PG & E Corp.                        COM          69331C108   1,744   40,180   SH         SOLE              40,180
57  Potash Corp Sask Inc                COM          73755L107   1,985   43,445   SH         SOLE              43,445
58  Precision Castparts Corp.           COM          740189105     553    3,200   SH         SOLE               3,200
59  Procter & Gamble Co.                COM          742718109   1,790   26,638   SH         SOLE              26,638
60  Qualcomm Inc.                       COM          747525103   2,162   31,770   SH         SOLE              31,770
61  Salesforce.com Inc                  COM          79466L302   1,758   11,375   SH         SOLE              11,375
62  Schlumberger Ltd                    COM          806857108   1,735   24,810   SH         SOLE              24,810
63  Seadrill Ltd.                       COM          G7945E105   1,856   49,470   SH         SOLE              49,470
64  Sociedad Quimica Y Minera de Chile  Spons. ADR   833635105     287    4,900   SH         SOLE               4,900
65  Southern Copper Corp                COM          84265V105   1,133   35,721   SH         SOLE              35,721
66  Starbucks Corp                      COM          855244109     564   10,100   SH         SOLE              10,100
67  Starwood Hotels and Resorts         COM          85590A401     322    5,700   SH         SOLE               5,700
68  SVB Finl Group                      COM          78486Q101     900   13,981   SH         SOLE              13,981
69  Tata Motors Ltd.                    Spons. ADR   876568502     584   21,650   SH         SOLE              21,650
70  Teradata Corp                       COM          88076W103   2,021   29,659   SH         SOLE              29,659
71  Terra Nitrogen Co LP                COM          881005201     268    1,070   SH         SOLE               1,070
72  Tibco Software Inc.                 COM          88632Q103     229    7,500   SH         SOLE               7,500
73  Timken Co.                          COM          887389104   1,885   37,155   SH         SOLE              37,155
74  Transocean Inc New                  COM          H8817H100     235    4,300   SH         SOLE               4,300
75  Urban Outfitters Inc.               COM          917047102     496   17,050   SH         SOLE              17,050
76  Wabco Holdings Inc                  COM          92927K102     526    8,700   SH         SOLE               8,700
77  Wells Fargo & Co New                COM          949746101   1,832   53,665   SH         SOLE              53,665
78  Whole Foods Mkt Inc                 Cl. A        966837106     333    4,000   SH         SOLE               4,000
79  Wynn Resorts Ltd                    COM          983134107     381    3,050   SH         SOLE               3,050
80  JPMorgan Chase Inc Pfd I            Preferred    46625H621     520   19,150   SH         SOLE              19,150
81  Metlife Inc Pfd B 6.50              Preferred    59156R603     239    9,425   SH         SOLE               9,425
82  Wells Fargo & Co Prfd J             Preferred    949746879     679   23,380   SH         SOLE              23,380
83  Ishares Inc. MSCI Malaysia          COM          464286830     292   20,000   SH         SOLE              20,000
84  MKT VECT Indonesia Index            COM          57060U753     269    9,000   SH         SOLE               9,000

totals:                                                         97,511


Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00
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